SUMMARY OF CONDENSED STATEMENTS OF CASH FLOWS OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (17,274)	¥ (126,082)	¥ (170,862)	¥ (167,111)
Net cash generated from/(used in) investing activities	(22,786)	(166,330)	294,035	92,565
Net cash used in financing activities	(1,825)	(13,319)	(42,733)	(144,266)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	528	3,852	7,528	45,823
Net (decrease)/increase in cash, cash equivalents and restricted cash	(41,357)	(301,879)	87,968	(172,989)
Cash, cash equivalents and restricted cash at beginning of the year	74,625	544,711	456,743	629,732
Cash, cash equivalents and restricted cash at the end of the year	$ 33,268	242,832	544,711	456,743
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities		(7,174)	(8,557)	(9,075)
Net cash generated from/(used in) investing activities		(31,541)	31,720	154,552
Net cash used in financing activities		(805)	(25,334)	(94,752)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		514	878	5,960
Net (decrease)/increase in cash, cash equivalents and restricted cash		(39,006)	(1,293)	56,685
Cash, cash equivalents and restricted cash at beginning of the year		64,070	65,363	8,678
Cash, cash equivalents and restricted cash at the end of the year		¥ 25,064	¥ 64,070	¥ 65,363